Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted earnings per common share are as follows:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Net income / (loss), net of taxes	$45,185,357	$(17,008,587)
Less: Net loss attributable to non-controlling interest in subsidiaries	—	3,191,062
Net income / (loss) attributable to Castor Maritime Inc.	$45,185,357	$(13,817,525)
Less: Dividend on Series D Preferred Shares	(1,263,889)	(2,513,889)
Less: Deemed dividend on Series D Preferred Shares	(249,515)	(1,451,187)
Net income / (loss) available to common shareholders, basic	43,671,953	(17,782,601)
Dividend on Series D Preferred Shares	1,263,889	2,513,889
Deemed dividend on Series D Preferred Shares	249,515	1,451,187
Net income / (loss) attributable to common shareholders, diluted	45,185,357	(13,817,525)

Weighted average number of common shares outstanding, basic	9,662,354	9,662,354
Effect of dilutive shares	11,735,052	—
Weighted average number of common shares outstanding, diluted	21,397,406	9,662,354

Earnings / (loss) per common share, basic	$4.52	$(1.84)
Earnings / (loss) per common share, diluted	$2.11	$(1.84)